Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenue	$ 840,629,347	$ 156,398,231
Cost of revenue	790,011,371	142,851,427
Gross profit	50,617,976	13,546,804
Selling, general and administrative	86,624,249	35,963,930
Depreciation and amortization	1,786,426	984,006
Operating loss	(37,792,699)	(23,401,132)
Interest expense	(7,187,604)	(1,780,685)
Decrease in derivative liability	1,302,500	0
Loss on early extinguishment of debt	(1,499,250)	0
Net loss before benefit for income taxes	(45,177,053)	(25,181,817)
Benefit for income taxes	0	0
Net loss	$ (45,177,053)	$ (25,181,817)
Weighted average number of common shares outstanding - basic and fully diluted	1,114,714	741,659
Net loss per share - basic and fully diluted	$ (40.53)	$ (33.95)
Powersports
Revenue:
Revenue	$ 101,008,976	$ 61,204,416
Cost of revenue	88,673,515	54,334,066
Automotive
Revenue:
Revenue	717,042,511	91,369,996
Cost of revenue	685,313,894	85,761,505
Transportation and Vehicle Logistics
Revenue:
Revenue	22,577,860	3,823,819
Cost of revenue	$ 16,023,962	$ 2,755,856